SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - New Accounting Pronouncements (Details) - Accounting Standards Update 2016-02 - Subsequent Event $ in Thousands	Jan. 01, 2022 USD ($)
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
ROUs	$ 10,500
Lease liabilities	11,500
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
ROUs	11,700
Lease liabilities	$ 12,700